AST FRANKLIN 85/15 DIVERSIFIED ALLOCATION PORTFOLIO
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
	Shares	Value
Long-Term Investments — 89.5%
Affiliated Mutual Funds — 14.0%
AST Western Asset Core Plus Bond Portfolio*	4,959,440	$71,763,094
AST Western Asset Emerging Markets Debt Portfolio*	993,839	12,353,419

Total Affiliated Mutual Funds (cost $80,278,413)(wd)		84,116,513
Common Stocks — 75.5%
Aerospace & Defense — 0.6%
Howmet Aerospace, Inc.*	17,660	567,416
L3Harris Technologies, Inc.	6,072	1,230,673
Lockheed Martin Corp.	1,400	517,300
Northrop Grumman Corp.	3,211	1,039,208
		3,354,597
Air Freight & Logistics — 0.9%
C.H. Robinson Worldwide, Inc.	8,832	842,838
Cia de Distribucion Integral Logista Holdings SA (Spain)	69,936	1,390,713
Expeditors International of Washington, Inc.	9,216	992,471
Hyundai Glovis Co. Ltd. (South Korea)	1,800	299,688
Oesterreichische Post AG (Austria)(a)	20,000	879,936
United Parcel Service, Inc. (Class B Stock)	5,000	849,950
		5,255,596
Auto Components — 1.0%
Bridgestone Corp. (Japan)	7,500	304,297
Goodyear Tire & Rubber Co. (The)*	20,000	351,400
Hankook Tire & Technology Co. Ltd. (South Korea)	9,500	411,956
Magna International, Inc. (Canada)	23,000	2,025,655
SNT Motiv Co. Ltd. (South Korea)	32,711	1,801,771
Standard Motor Products, Inc.	14,800	615,384
Tupy SA (Brazil)*	125,800	466,890
		5,977,353
Automobiles — 0.8%
BAIC Motor Corp. Ltd. (China) (Class H Stock), 144A	800,000	258,041
Ford Motor Co.*	32,807	401,886
General Motors Co.*	28,838	1,657,031
Kia Corp. (South Korea)	37,000	2,720,957
		5,037,915
Banks — 4.8%
Aozora Bank Ltd. (Japan)	5,700	130,913
Associated Banc-Corp.	25,000	533,500
Bank Hapoalim BM (Israel)*	41,519	323,157
Bank Leumi Le-Israel BM (Israel)*	200,000	1,316,144
Bank of America Corp.	59,968	2,320,162
Bank of China Ltd. (China) (Class H Stock)	800,000	305,895
Bank of Communications Co. Ltd. (China) (Class H Stock)	3,086,000	1,972,896
Bank of Nova Scotia (The) (Canada)	20,000	1,251,213
	Shares	Value

Common Stocks (continued)
Banks (cont’d.)
Bank OZK	1,465	$59,845
BAWAG Group AG (Austria), 144A*	20,000	1,039,656
BOK Financial Corp.	358	31,977
Central Pacific Financial Corp.	6,252	166,803
China CITIC Bank Corp. Ltd. (China) (Class H Stock)	355,000	181,579
China Minsheng Banking Corp. Ltd. (China) (Class H Stock)	313,500	182,672
Citigroup, Inc.	29,024	2,111,496
Citizens Financial Group, Inc.	11,787	520,396
City Holding Co.	4,857	397,205
Community Trust Bancorp, Inc.	9,965	438,759
DNB ASA (Norway)	22,215	472,993
East West Bancorp, Inc.	3,801	280,514
Financial Institutions, Inc.	8,000	242,320
First Citizens BancShares, Inc. (Class A Stock)	120	100,292
First Community Bankshares, Inc.	4,490	134,655
First Financial Corp.	946	42,579
First of Long Island Corp. (The)	8,210	174,462
Flushing Financial Corp.	27,086	575,036
Grupo Financiero Banorte SAB de CV (Mexico) (Class O Stock)*	30,100	169,722
Hang Seng Bank Ltd. (Hong Kong)	23,100	448,918
Independent Bank Corp.	8,079	190,988
Industrial & Commercial Bank of China Ltd. (China) (Class H Stock)	556,000	400,826
ING Groep NV (Netherlands)	38,584	474,435
Investors Bancorp, Inc.	5,596	82,205
KB Financial Group, Inc. (South Korea)	8,000	398,111
Lloyds Banking Group PLC (United Kingdom)*	462,965	272,522
Midland States Bancorp, Inc.	15,000	416,100
National Bank of Pakistan (Pakistan)*	61,500	12,995
NBT Bancorp, Inc.	15,200	606,480
Nordea Bank Abp (Finland)	125,000	1,231,920
Peoples Bancorp, Inc.	8,080	268,014
People’s United Financial, Inc.	2,354	42,137
Popular, Inc. (Puerto Rico)	1,150	80,868
Postal Savings Bank of China Co. Ltd. (China) (Class H Stock), 144A	1,732,000	1,304,401
Prosperity Bancshares, Inc.	805	60,286
RHB Bank Bhd (Malaysia)	187,700	243,289
Royal Bank of Canada (Canada)	23,000	2,120,641
Saudi National Bank (Saudi Arabia)	118,032	1,672,701
TCF Financial Corp.	1,697	78,843
Thanachart Capital PCL (Thailand), NVDR	175,000	214,005
Tisco Financial Group PCL (Thailand), NVDR	247,800	772,786
U.S. Bancorp	20,609	1,139,884
Washington Trust Bancorp, Inc.	11,516	594,571
Webster Financial Corp.	746	41,112
Western Alliance Bancorp	1,217	114,933
Zions Bancorp NA	4,296	236,108
		28,996,920
A1

AST FRANKLIN 85/15 DIVERSIFIED ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
	Shares	Value

Common Stocks (continued)
Beverages — 0.0%
Suntory Beverage & Food Ltd. (Japan)	3,400	$126,753
Biotechnology — 2.4%
AbbVie, Inc.	19,527	2,113,212
Agios Pharmaceuticals, Inc.*	450	23,238
Alkermes PLC*	1,256	23,462
Amgen, Inc.	12,108	3,012,592
Biogen, Inc.*	8,647	2,418,998
Gilead Sciences, Inc.	18,737	1,210,972
ImmunoGen, Inc.*	10,443	84,588
Ionis Pharmaceuticals, Inc.*	11,493	516,725
Novavax, Inc.*	2,300	417,013
Regeneron Pharmaceuticals, Inc.*	3,006	1,422,259
Ultragenyx Pharmaceutical, Inc.*	9,140	1,040,681
Vertex Pharmaceuticals, Inc.*	9,715	2,087,656
Voyager Therapeutics, Inc.*	21,625	101,854
		14,473,250
Building Products — 0.8%
A.O. Smith Corp.	6,500	439,465
Apogee Enterprises, Inc.	18,500	756,280
Carrier Global Corp.	4,610	194,634
Inwido AB (Sweden)*	56,136	926,439
Johnson Controls International PLC	42,541	2,538,422
		4,855,240
Capital Markets — 1.2%
Affiliated Managers Group, Inc.	531	79,135
Ameriprise Financial, Inc.	3,188	741,051
BlackRock, Inc.	748	563,962
Cboe Global Markets, Inc.	6,600	651,354
Cohen & Steers, Inc.	2,158	140,982
Goldman Sachs Group, Inc. (The)	6,509	2,128,443
Houlihan Lokey, Inc.	5,000	332,550
IG Group Holdings PLC (United Kingdom)	39,007	487,326
Invesco Ltd.	11,601	292,577
State Street Corp.	8,977	754,158
T. Rowe Price Group, Inc.	6,907	1,185,241
		7,356,779
Chemicals — 1.1%
Advanced Emissions Solutions, Inc.*	21,018	115,599
Celanese Corp.	4,385	656,917
CF Industries Holdings, Inc.	7,673	348,201
Eastman Chemical Co.	5,263	579,562
LyondellBasell Industries NV (Class A Stock)	12,029	1,251,617
Mitsui Chemicals, Inc. (Japan)	40,000	1,266,034
Mosaic Co. (The)	5,591	176,732
Nutrien Ltd. (Canada)	20,000	1,077,425
PhosAgro PJSC (Russia), GDR	11,757	205,478
Sensient Technologies Corp.	7,647	596,466
Westlake Chemical Partners LP, MLP	26,400	634,128
		6,908,159
Commercial Services & Supplies — 0.3%
Ennis, Inc.	27,635	590,007
	Shares	Value

Common Stocks (continued)
Commercial Services & Supplies (cont’d.)
Healthcare Services Group, Inc.(a)	22,200	$622,266
Herman Miller, Inc.	3,969	163,324
Matthews International Corp. (Class A Stock)	5,094	201,468
Republic Services, Inc.	848	84,249
Transcontinental, Inc. (Canada) (Class A Stock)	19,400	341,472
		2,002,786
Communications Equipment — 0.8%
AudioCodes Ltd. (Israel)	2,500	67,450
Cisco Systems, Inc.	40,136	2,075,432
Juniper Networks, Inc.	54,502	1,380,536
Motorola Solutions, Inc.	5,680	1,068,124
PCTEL, Inc.*	26,400	183,480
		4,775,022
Construction & Engineering — 0.7%
AECOM*	2,343	150,210
Argan, Inc.	11,900	634,865
China Railway Group Ltd. (China) (Class H Stock)	436,000	231,595
Comfort Systems USA, Inc.	3,000	224,310
Kyudenko Corp. (Japan)	30,000	1,146,707
MasTec, Inc.*	1,356	127,057
Obayashi Corp. (Japan)	29,900	275,143
Primoris Services Corp.	5,444	180,360
Quanta Services, Inc.	4,012	352,976
Sanki Engineering Co. Ltd. (Japan)	75,000	987,458
Sinopec Engineering Group Co. Ltd. (China) (Class H Stock)	114,000	63,330
		4,374,011
Construction Materials — 0.5%
Anhui Conch Cement Co. Ltd. (China) (Class H Stock)	39,000	254,907
Asia Cement Corp. (Taiwan)	186,000	312,018
China National Building Material Co. Ltd. (China) (Class H Stock)	124,000	180,793
HeidelbergCement AG (Germany)	7,330	666,504
LafargeHolcim Ltd. (Switzerland)*	25,000	1,470,020
		2,884,242
Consumer Finance — 0.6%
Ally Financial, Inc.	10,009	452,507
Capital One Financial Corp.	2,845	361,969
Credit Acceptance Corp.*(a)	337	121,398
Discover Financial Services	8,172	776,258
FirstCash, Inc.	9,500	623,865
OneMain Holdings, Inc.	3,634	195,219
Santander Consumer USA Holdings, Inc.	8,406	227,466
SLM Corp.	5,117	91,953
Synchrony Financial	15,258	620,390
		3,471,025

A2

AST FRANKLIN 85/15 DIVERSIFIED ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
	Shares	Value

Common Stocks (continued)
Containers & Packaging — 0.4%
International Paper Co.	19,900	$1,075,993
Silgan Holdings, Inc.	26,640	1,119,679
Taiwan Hon Chuan Enterprise Co. Ltd. (Taiwan)	70,000	170,068
		2,365,740
Distributors — 0.5%
Core-Mark Holding Co., Inc.	16,957	656,066
Inchcape PLC (United Kingdom)*	150,000	1,556,721
Jardine Cycle & Carriage Ltd. (Singapore)	60,000	1,007,940
		3,220,727
Diversified Consumer Services — 0.5%
China Yuhua Education Corp. Ltd. (China), 144A	300,000	235,894
H&R Block, Inc.	37,000	806,600
Service Corp. International	24,294	1,240,209
Strategic Education, Inc.	6,400	588,224
		2,870,927
Diversified Financial Services — 0.3%
Far East Horizon Ltd. (China)	280,000	337,995
Jefferies Financial Group, Inc.	7,160	215,516
Plus500 Ltd. (Israel)	41,904	810,112
REC Ltd. (India)	175,000	315,328
		1,678,951
Diversified Telecommunication Services — 1.7%
AT&T, Inc.	53,633	1,623,471
BCE, Inc. (Canada)	8,285	374,002
China Tower Corp. Ltd. (China) (Class H Stock), 144A	1,300,000	193,581
CITIC Telecom International Holdings Ltd. (China)	3,944,000	1,400,455
Cogent Communications Holdings, Inc.	8,668	596,012
Deutsche Telekom AG (Germany)	27,700	558,634
Hellenic Telecommunications Organization SA (Greece)	12,452	199,887
HKT Trust & HKT Ltd. (Hong Kong)	202,000	288,408
KT Corp. (South Korea)	10,000	250,272
KT Corp. (South Korea), ADR*(a)	32,530	404,673
Nippon Telegraph & Telephone Corp. (Japan)	55,700	1,427,709
Telefonica Brasil SA (Brazil)	22,300	175,907
Telkom Indonesia Persero Tbk PT (Indonesia)	1,000,000	235,985
Verizon Communications, Inc.	38,998	2,267,734
		9,996,730
Electric Utilities — 0.8%
American Electric Power Co., Inc.	1,428	120,952
CLP Holdings Ltd. (Hong Kong)	20,000	194,567
Duke Energy Corp.	5,065	488,925
Exelon Corp.	3,500	153,090
IDACORP, Inc.	3,221	322,004
NextEra Energy, Inc.	4,315	326,257
	Shares	Value

Common Stocks (continued)
Electric Utilities (cont’d.)
OGE Energy Corp.	2,101	$67,988
Portland General Electric Co.	17,275	820,044
Power Grid Corp. of India Ltd. (India)	102,571	303,238
Red Electrica Corp. SA (Spain)	14,462	256,783
Southern Co. (The)	6,933	430,955
Tenaga Nasional Bhd (Malaysia)	462,145	1,130,258
		4,615,061
Electrical Equipment — 0.5%
Chicony Power Technology Co. Ltd. (Taiwan)	32,601	93,530
GrafTech International Ltd.	100,000	1,223,000
Powell Industries, Inc.	1,354	45,860
Signify NV (Netherlands), 144A*	34,711	1,800,066
		3,162,456
Electronic Equipment, Instruments & Components — 1.8%
ALSO Holding AG (Switzerland)*	3,208	922,151
Arrow Electronics, Inc.*	3,348	371,025
Avnet, Inc.	14,200	589,442
Codan Ltd. (Australia)	96,233	1,133,548
Dolby Laboratories, Inc. (Class A Stock)	7,801	770,115
Hollysys Automation Technologies Ltd. (China)	35,000	438,200
Hon Hai Precision Industry Co. Ltd. (Taiwan)	647,000	2,824,740
Nippon Electric Glass Co. Ltd. (Japan)	10,500	244,766
Synnex Technology International Corp. (Taiwan)	748,000	1,432,703
TE Connectivity Ltd.	15,401	1,988,423
Tripod Technology Corp. (Taiwan)	41,000	203,052
		10,918,165
Energy Equipment & Services — 0.1%
Core Laboratories NV	2,884	83,030
Hoegh LNG Partners LP (Bermuda)	40,400	587,416
NOV, Inc.*	8,029	110,158
		780,604
Entertainment — 0.4%
Activision Blizzard, Inc.	13,000	1,209,000
Liberty Media Corp.-Liberty Formula One (Class A Stock)*	822	31,417
Liberty Media Corp.-Liberty Formula One (Class C Stock) *	1,201	51,991
Lions Gate Entertainment Corp. (Class B Stock)*	840	10,836
Madison Square Garden Entertainment Corp.*	1,305	106,749
Madison Square Garden Sports Corp.*	1,695	304,185
NetEase, Inc. (China), ADR	2,500	258,150
Walt Disney Co. (The)*	1,893	349,296
World Wrestling Entertainment, Inc. (Class A Stock)	1,642	89,095
		2,410,719

A3

AST FRANKLIN 85/15 DIVERSIFIED ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
	Shares	Value

Common Stocks (continued)
Equity Real Estate Investment Trusts (REITs) — 1.6%
Alexander’s, Inc.	1,682	$466,419
Broadstone Net Lease, Inc.	18,000	329,400
Concentradora Fibra Danhos SA de CV (Mexico)	642,400	796,734
CorEnergy Infrastructure Trust, Inc.(a)	3,459	24,455
CubeSmart	28,381	1,073,653
Easterly Government Properties, Inc.	28,900	599,097
Extra Space Storage, Inc.	8,324	1,103,346
GEO Group, Inc. (The)(a)	60,000	465,600
Ichigo Office REIT Investment Corp. (Japan)	661	567,236
Industrial Logistics Properties Trust	20,000	462,600
Life Storage, Inc.	12,370	1,063,202
Macquarie Mexico Real Estate Management SA de CV (Mexico)	430,100	533,009
MGM Growth Properties LLC (Class A Stock)	16,541	539,567
National Health Investors, Inc.	2,440	176,363
PS Business Parks, Inc.	2,000	309,160
Slate Grocery REIT (Canada)	144,200	1,335,631
		9,845,472
Food & Staples Retailing — 2.7%
BJ’s Wholesale Club Holdings, Inc.*(a)	15,761	707,039
Empire Co. Ltd. (Canada) (Class A Stock)	50,576	1,576,803
George Weston Ltd. (Canada)	13,700	1,213,126
GS Retail Co. Ltd. (South Korea)	26,827	907,144
ICA Gruppen AB (Sweden)	20,845	1,019,746
Ingles Markets, Inc. (Class A Stock)	11,700	721,305
Koninklijke Ahold Delhaize NV (Netherlands)	48,886	1,363,505
Kroger Co. (The)	35,254	1,268,792
Lawson, Inc. (Japan)	20,900	1,026,625
Loblaw Cos. Ltd. (Canada)	24,000	1,340,654
President Chain Store Corp. (Taiwan)	26,000	248,173
Seven & i Holdings Co. Ltd. (Japan)	9,900	399,511
SpartanNash Co.	34,000	667,420
Sysco Corp.	4,103	323,070
Walgreens Boots Alliance, Inc.	27,600	1,515,240
Walmart, Inc.	15,929	2,163,636
		16,461,789
Food Products — 1.8%
Almarai Co. JSC (Saudi Arabia)	14,812	205,603
B&G Foods, Inc.(a)	17,587	546,252
Bunge Ltd.	2,186	173,284
Dali Foods Group Co. Ltd. (China), 144A	1,338,500	762,573
Darling Ingredients, Inc.*	6,230	458,403
Flowers Foods, Inc.	51,700	1,230,460
General Mills, Inc.	11,600	711,312
Hershey Co. (The)	5,718	904,359
Indofood Sukses Makmur Tbk PT (Indonesia)	289,700	132,016
Ingredion, Inc.	1,666	149,807
J.M. Smucker Co. (The)(a)	9,495	1,201,402
	Shares	Value

Common Stocks (continued)
Food Products (cont’d.)
JBS SA	27,900	$149,199
John B. Sanfilippo & Son, Inc.	3,704	334,731
Nestle SA (Switzerland)	5,237	583,792
Standard Foods Corp. (Taiwan)	444,000	913,299
Tingyi Cayman Islands Holding Corp. (China)	150,000	275,771
Tyson Foods, Inc. (Class A Stock)	4,040	300,172
Uni-President China Holdings Ltd. (China)	1,024,000	1,252,530
Uni-President Enterprises Corp. (Taiwan)	182,720	468,121
Want Want China Holdings Ltd. (China)	250,000	188,305
		10,941,391
Gas Utilities — 0.4%
Enagas SA (Spain)	15,524	337,328
Kunlun Energy Co. Ltd. (China)	232,000	245,751
Petronas Gas Bhd (Malaysia)	280,800	1,085,182
Southwest Gas Holdings, Inc.	5,000	343,550
Spire, Inc.	4,000	295,560
		2,307,371
Health Care Equipment & Supplies — 1.0%
Coloplast A/S (Denmark) (Class B Stock)	8,038	1,209,831
DiaSorin SpA (Italy)	6,455	1,038,087
LeMaitre Vascular, Inc.	2,883	140,633
Medtronic PLC	7,133	842,621
Pacific Hospital Supply Co. Ltd. (Taiwan)	380,512	986,565
ResMed, Inc.	606	117,576
TaiDoc Technology Corp. (Taiwan)	158,000	1,032,796
West Pharmaceutical Services, Inc.	1,900	535,382
		5,903,491
Health Care Providers & Services — 3.8%
Acadia Healthcare Co., Inc.*	1,310	74,853
AmerisourceBergen Corp.	9,514	1,123,318
Anthem, Inc.	4,445	1,595,533
Australian Pharmaceutical Industries Ltd. (Australia)	1,286,774	1,254,769
Cardinal Health, Inc.	16,500	1,002,375
Chemed Corp.	2,700	1,241,514
Cigna Corp.	4,002	967,444
CVS Health Corp.	21,326	1,604,355
DaVita, Inc.*	5,620	605,667
EBOS Group Ltd. (Australia)	75,000	1,552,330
Encompass Health Corp.	2,808	229,975
Ensign Group, Inc. (The)	10,000	938,400
Galenica AG (Switzerland), 144A	16,538	1,033,418
Guardant Health, Inc.*	4,400	671,660
Humana, Inc.	1,000	419,250
McKesson Corp.	6,000	1,170,240
Molina Healthcare, Inc.*	1,983	463,546
National HealthCare Corp.	8,300	646,653
Owens & Minor, Inc.	30,200	1,135,218
Quest Diagnostics, Inc.	1,010	129,623

A4

AST FRANKLIN 85/15 DIVERSIFIED ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
	Shares	Value

Common Stocks (continued)
Health Care Providers & Services (cont’d.)
Shanghai Pharmaceuticals Holding Co. Ltd. (China) (Class H Stock)	533,200	$1,050,612
Sinopharm Group Co. Ltd. (China) (Class H Stock)	14,600	35,533
UnitedHealth Group, Inc.	10,533	3,919,013
		22,865,299
Health Care Technology — 0.1%
Computer Programs & Systems, Inc.	4,666	142,780
Simulations Plus, Inc.(a)	7,100	449,004
		591,784
Hotels, Restaurants & Leisure — 0.4%
Domino’s Pizza, Inc.	2,700	993,033
Papa John’s International, Inc.	5,400	478,656
Yum China Holdings, Inc. (China)(a)	17,800	1,053,938
		2,525,627
Household Durables — 1.7%
D.R. Horton, Inc.	10,694	953,049
Ethan Allen Interiors, Inc.	17,000	469,370
Hooker Furniture Corp.	3,500	127,610
JM AB (Sweden)	41,251	1,397,632
La-Z-Boy, Inc.(a)	10,000	424,800
Lennar Corp. (Class A Stock)	8,008	810,650
Mohawk Industries, Inc.*	2,471	475,198
Newell Brands, Inc.(a)	45,000	1,205,100
Nien Made Enterprise Co. Ltd. (Taiwan)	13,000	182,188
PulteGroup, Inc.	11,889	623,459
Sekisui House Ltd. (Japan)	45,000	968,185
Sony Group Corp. (Japan)	20,000	2,106,942
Toll Brothers, Inc.	4,823	273,609
Whirlpool Corp.	785	172,975
		10,190,767
Household Products — 0.7%
Church & Dwight Co., Inc.	10,032	876,295
Clorox Co. (The)	6,500	1,253,720
Kimberly-Clark Corp.	404	56,176
Kimberly-Clark de Mexico SAB de CV (Mexico) (Class A Stock)	357,819	612,544
Procter & Gamble Co. (The)	10,192	1,380,303
WD-40 Co.(a)	1,000	306,180
		4,485,218
Independent Power & Renewable Electricity Producers — 0.3%
Aboitiz Power Corp. (Philippines)	194,200	94,330
AES Gener SA (Chile)	1,951,229	334,533
Colbun SA (Chile)	1,179,972	234,324
Polaris Infrastructure, Inc. (Canada)	80,300	1,367,407
		2,030,594
Industrial Conglomerates — 0.4%
Carlisle Cos., Inc.	7,607	1,251,960
CITIC Ltd. (China)	320,000	305,136
	Shares	Value

Common Stocks (continued)
Industrial Conglomerates (cont’d.)
DCC PLC (United Kingdom)	10,000	$869,127
		2,426,223
Insurance — 4.0%
Aflac, Inc.	7,491	383,389
AIA Group Ltd. (Hong Kong)	190,000	2,329,786
Allianz SE (Germany)	3,324	846,839
Allstate Corp. (The)	12,699	1,459,115
American Financial Group, Inc.	8,800	1,004,080
AMERISAFE, Inc.	11,200	716,800
Argo Group International Holdings Ltd.	724	36,432
Assurant, Inc.	7,900	1,119,983
Axis Capital Holdings Ltd.	8,638	428,186
China Pacific Insurance Group Co. Ltd. (China) (Class H Stock)	100,000	397,778
Direct Line Insurance Group PLC (United Kingdom)	103,949	449,952
Employers Holdings, Inc.	17,592	757,511
Everest Re Group Ltd.	3,493	865,600
First American Financial Corp.	2,798	158,507
Hannover Rueck SE (Germany)	1,448	264,690
Hanover Insurance Group, Inc. (The)	6,445	834,370
Hartford Financial Services Group, Inc. (The)	16,458	1,099,230
HCI Group, Inc.(a)	7,874	604,881
Horace Mann Educators Corp.	9,711	419,612
Lincoln National Corp.	2,046	127,404
Medibank Private Ltd. (Australia)	460,000	978,634
Mercury General Corp.	30,942	1,881,583
MetLife, Inc.	3,315	201,519
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Germany)	2,007	618,355
New China Life Insurance Co. Ltd. (China) (Class H Stock)	50,000	195,194
People’s Insurance Co. Group of China Ltd. (The) (China) (Class H Stock)	758,000	247,088
PICC Property & Casualty Co. Ltd. (China) (Class H Stock)	250,000	221,493
Primerica, Inc.	1,075	158,906
Progressive Corp. (The)	5,566	532,165
RenaissanceRe Holdings Ltd. (Bermuda)	1,400	224,350
RLI Corp.	4,400	490,908
Safety Insurance Group, Inc.	8,144	686,132
Samsung Fire & Marine Insurance Co. Ltd. (South Korea)	1,300	218,204
Swiss Re AG (Switzerland)	15,000	1,476,454
Talanx AG (Germany)	7,770	330,032
Travelers Cos., Inc. (The)	8,200	1,233,280
		23,998,442
Interactive Media & Services — 0.4%
Twitter, Inc.*	41,300	2,627,919
Internet & Direct Marketing Retail — 0.1%
PetMed Express, Inc.(a)	17,741	624,040

A5

AST FRANKLIN 85/15 DIVERSIFIED ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
	Shares	Value

Common Stocks (continued)
Internet & Direct Marketing Retail (cont’d.)
Qurate Retail, Inc. (Class A Stock)	19,410	$228,261
		852,301
IT Services — 2.1%
Amdocs Ltd.	17,527	1,229,519
Atos SE (France)*	11,000	859,736
Computacenter PLC (United Kingdom)	50,000	1,627,625
CSG Systems International, Inc.	13,833	620,963
Hackett Group, Inc. (The)	42,024	688,773
Infosys Ltd. (India)	142,000	2,661,754
International Business Machines Corp.	5,000	666,300
Kanematsu Electronics Ltd. (Japan)	23,000	776,479
MAXIMUS, Inc.	6,100	543,144
NIC, Inc.	15,000	508,950
Tech Mahindra Ltd. (India)	20,000	272,768
TTEC Holdings, Inc.	7,000	703,150
Western Union Co. (The)	51,000	1,257,660
		12,416,821
Leisure Products — 0.4%
Brunswick Corp.	2,131	203,234
Johnson Outdoors, Inc. (Class A Stock)	5,200	742,300
Sankyo Co. Ltd. (Japan)	30,000	797,598
Sturm Ruger & Co., Inc.(a)	6,100	403,027
		2,146,159
Life Sciences Tools & Services — 0.1%
Luminex Corp.	21,700	692,230
Machinery — 0.5%
AGCO Corp.	1,438	206,569
Caterpillar, Inc.	3,206	743,375
Crane Co.	316	29,675
Douglas Dynamics, Inc.	11,975	552,646
Pentair PLC	10,890	678,665
Wabash National Corp.(a)	35,000	658,000
Westinghouse Air Brake Technologies Corp.	2,785	220,461
		3,089,391
Marine — 0.5%
D/S Norden A/S (Denmark)	77,099	1,787,785
Eneti, Inc.(a)	13,834	290,929
Golden Ocean Group Ltd. (Norway)	105,300	706,037
		2,784,751
Media — 2.1%
AMC Networks, Inc. (Class A Stock)*(a)	18,549	986,065
Astro Malaysia Holdings Bhd (Malaysia)	1,734,500	402,590
Cheil Worldwide, Inc. (South Korea)	8,000	150,827
Cogeco Communications, Inc. (Canada)	15,200	1,427,230
Comcast Corp. (Class A Stock)	55,394	2,997,369
Discovery, Inc. (Class A Stock)*(a)	28,124	1,222,269
Discovery, Inc. (Class C Stock)*	11,517	424,862
Fox Corp. (Class A Stock)	8,188	295,669
	Shares	Value

Common Stocks (continued)
Media (cont’d.)
Interpublic Group of Cos., Inc. (The)	40,000	$1,168,000
John Wiley & Sons, Inc. (Class A Stock)	12,600	682,920
KT Skylife Co. Ltd. (South Korea)	25,000	191,253
Liberty Broadband Corp. (Class A Stock)*	1,697	246,320
Liberty Broadband Corp. (Class C Stock)*	3,535	530,780
Liberty Media Corp.-Liberty SiriusXM (Class A Stock)*	3,543	156,175
Liberty Media Corp.-Liberty SiriusXM (Class C Stock)*	7,163	315,960
MSG Networks, Inc. (Class A Stock)*	6,353	95,549
Nexstar Media Group, Inc. (Class A Stock)	1,192	167,393
Omnicom Group, Inc.	15,500	1,149,325
		12,610,556
Metals & Mining — 1.5%
Barrick Gold Corp. (Canada)	28,000	554,400
China Hongqiao Group Ltd. (China)	300,000	402,820
Eregli Demir ve Celik Fabrikalari TAS (Turkey)	190,948	353,709
Evolution Mining Ltd. (Australia)	200,000	627,461
Freeport-McMoRan, Inc.*	46,300	1,524,659
Kaiser Aluminum Corp.	1,348	148,954
Newmont Corp.	32,930	1,984,691
Nucor Corp.	4,270	342,753
POSCO (South Korea)	319	90,691
Reliance Steel & Aluminum Co.	7,000	1,066,030
Rio Tinto Ltd. (Australia)	20,000	1,686,542
Steel Dynamics, Inc.	4,364	221,517
		9,004,227
Mortgage Real Estate Investment Trusts (REITs) — 0.1%
Ares Commercial Real Estate Corp.	11,790	161,759
KKR Real Estate Finance Trust, Inc.	18,000	331,020
Redwood Trust, Inc.	12,170	126,689
		619,468
Multiline Retail — 0.6%
Canadian Tire Corp. Ltd. (Canada) (Class A Stock)	2,233	316,870
Dollar General Corp.	6,000	1,215,720
Falabella SA (Chile)	40,000	183,764
Target Corp.	8,311	1,646,160
		3,362,514
Multi-Utilities — 0.5%
Canadian Utilities Ltd. (Canada) (Class A Stock)	29,500	792,019
Consolidated Edison, Inc.	11,600	867,680
NorthWestern Corp.	11,192	729,718
Public Service Enterprise Group, Inc.	8,500	511,785
		2,901,202

A6

AST FRANKLIN 85/15 DIVERSIFIED ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
	Shares	Value

Common Stocks (continued)
Oil, Gas & Consumable Fuels — 1.9%
Alliance Resource Partners LP, MLP*	6,377	$36,987
BP Midstream Partners LP, MLP	44,649	565,256
Cabot Oil & Gas Corp.(a)	14,224	267,127
China Shenhua Energy Co. Ltd. (China) (Class H Stock)	653,776	1,357,230
COSCO SHIPPING Energy Transportation Co. Ltd. (China) (Class H Stock)	2,352,000	1,038,518
DHT Holdings, Inc.	108,200	641,626
Euronav NV (Belgium)	70,000	645,350
Global Partners LP, MLP	17,100	365,256
GS Holdings Corp. (South Korea)	5,000	173,370
Holly Energy Partners LP, MLP	38,400	733,824
Itochu Enex Co. Ltd. (Japan)	100,000	989,051
KNOT Offshore Partners LP (United Kingdom), MLP	25,000	445,250
Marathon Oil Corp.	2,118	22,620
MPLX LP, MLP	46,400	1,189,232
OMV AG (Austria)	30,000	1,517,567
Ovintiv, Inc.	2,932	69,840
Semirara Mining & Power Corp. (Philippines)	382,020	107,176
Teekay LNG Partners LP (Bermuda)	46,400	667,696
Teekay Tankers Ltd. (Bermuda) (Class A Stock)*(a)	23,100	321,090
Tsakos Energy Navigation Ltd. (Greece)	12,898	122,144
World Fuel Services Corp.	5,000	176,000
		11,452,210
Paper & Forest Products — 0.3%
Hansol Paper Co. Ltd. (South Korea)	11,536	146,613
Mondi PLC (United Kingdom)	50,000	1,279,595
Nine Dragons Paper Holdings Ltd. (Hong Kong)	200,000	294,736
Schweitzer-Mauduit International, Inc.	1,632	79,919
		1,800,863
Personal Products — 0.2%
Chlitina Holding Ltd. (China)	13,000	108,702
Hengan International Group Co. Ltd. (China)	19,500	128,731
Nu Skin Enterprises, Inc. (Class A Stock)	5,000	264,450
Unilever PLC (United Kingdom)	11,077	618,252
		1,120,135
Pharmaceuticals — 3.4%
Bausch Health Cos., Inc.*(a)	7,243	229,893
Bristol-Myers Squibb Co.	26,300	1,660,319
China Medical System Holdings Ltd. (China)	727,000	1,450,040
Consun Pharmaceutical Group Ltd. (China)	145,000	75,188
Dr. Reddy’s Laboratories Ltd. (India), ADR	3,383	207,682
Eli Lilly & Co.	9,326	1,742,283
	Shares	Value

Common Stocks (continued)
Pharmaceuticals (cont’d.)
Johnson & Johnson	19,214	$3,157,821
Merck & Co., Inc.	22,742	1,753,181
Novartis AG (Switzerland)	24,975	2,133,535
Novo Nordisk A/S (Denmark) (Class B Stock)	27,510	1,852,804
Pfizer, Inc.	58,263	2,110,869
Phibro Animal Health Corp. (Class A Stock)	31,000	756,400
Roche Holding AG (Switzerland)	7,164	2,315,193
Sanofi (France)	9,179	907,770
Shionogi & Co. Ltd. (Japan)	4,700	253,463
		20,606,441
Professional Services — 1.1%
Adecco Group AG (Switzerland)	10,000	675,310
Booz Allen Hamilton Holding Corp.	15,320	1,233,720
Exponent, Inc.	6,747	657,495
Kelly Services, Inc. (Class A Stock)*	15,192	338,326
Kforce, Inc.	11,600	621,760
ManpowerGroup, Inc.	2,150	212,635
ManTech International Corp. (Class A Stock)	7,400	643,430
Resources Connection, Inc.	39,715	537,741
Science Applications International Corp.	5,677	474,540
Wolters Kluwer NV (Netherlands)	12,000	1,045,257
		6,440,214
Real Estate Management & Development — 0.5%
China Vanke Co. Ltd. (China) (Class H Stock)	62,000	244,044
Daito Trust Construction Co. Ltd. (Japan)	10,800	1,255,090
Huaku Development Co. Ltd. (Taiwan)	299,000	978,396
Hysan Development Co. Ltd. (Hong Kong)	72,300	282,915
K Wah International Holdings Ltd. (Hong Kong)	77,000	39,961
Shenzhen Investment Ltd. (China)	550,000	191,493
Yuexiu Property Co. Ltd. (China)	1,290,000	292,945
		3,284,844
Road & Rail — 0.1%
Knight-Swift Transportation Holdings, Inc.	3,056	146,963
Werner Enterprises, Inc.	15,500	731,135
		878,098
Semiconductors & Semiconductor Equipment — 3.7%
Broadcom, Inc.	6,837	3,170,043
Camtek Ltd. (Israel)*(a)	19,100	571,090
Cree, Inc.*(a)	21,117	2,283,381
Intel Corp.	78,504	5,024,256
Maxim Integrated Products, Inc.	3,681	336,333
Novatek Microelectronics Corp. (Taiwan)	90,000	1,829,768
Powertech Technology, Inc. (Taiwan)	39,000	144,810

A7

AST FRANKLIN 85/15 DIVERSIFIED ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
	Shares	Value

Common Stocks (continued)
Semiconductors & Semiconductor Equipment (cont’d.)
QUALCOMM, Inc.	12,879	$1,707,627
Sitronix Technology Corp. (Taiwan)	34,000	286,897
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan)	47,600	991,075
Texas Instruments, Inc.	9,759	1,844,353
United Microelectronics Corp. (Taiwan)	1,522,000	2,716,911
Xilinx, Inc.	9,300	1,152,270
		22,058,814
Software — 3.5%
American Software, Inc. (Class A Stock)	16,406	339,604
Autodesk, Inc.*	6,780	1,879,077
Cerence, Inc.*(a)	15,071	1,350,060
Citrix Systems, Inc.	20,602	2,891,697
DocuSign, Inc.*	2,200	445,390
FireEye, Inc.*(a)	30,320	593,362
InterDigital, Inc.	9,047	574,032
J2 Global, Inc.*	1,066	127,771
Microsoft Corp.	22,000	5,186,940
Nuance Communications, Inc.*(a)	48,053	2,097,033
Open Text Corp. (Canada) (XNGS)	20,676	986,452
Open Text Corp. (Canada) (XTSE)	23,000	1,096,650
Oracle Corp.	34,545	2,424,023
Progress Software Corp.	13,412	590,933
Software AG (Germany)	12,730	537,214
		21,120,238
Specialty Retail — 1.8%
Aaron’s Co., Inc. (The)	1,626	41,756
Advance Auto Parts, Inc.	1,464	268,629
AutoNation, Inc.*	2,316	215,897
Buckle, Inc. (The)(a)	10,000	392,800
DCM Holdings Co. Ltd. (Japan)	112,000	1,174,644
Dick’s Sporting Goods, Inc.	4,100	312,215
Group 1 Automotive, Inc.	2,000	315,580
Haverty Furniture Cos., Inc.(a)	16,600	617,354
Home Depot, Inc. (The)	4,000	1,221,000
K’s Holdings Corp. (Japan)	89,300	1,229,514
Lowe’s Cos., Inc.	5,126	974,863
Luk Fook Holdings International Ltd. (Hong Kong)	550,000	1,516,263
O’Reilly Automotive, Inc.*	1,047	531,091
Penske Automotive Group, Inc.	2,715	217,852
Petrobras Distribuidora SA (Brazil)	35,000	136,800
Topsports International Holdings Ltd. (China), 144A	150,000	225,157
Tractor Supply Co.	6,900	1,221,852
		10,613,267
Technology Hardware, Storage & Peripherals — 3.8%
Apple, Inc.	40,000	4,886,000
Asustek Computer, Inc. (Taiwan)	35,000	458,228
Chicony Electronics Co. Ltd. (Taiwan)	392,000	1,398,217
HP, Inc.	49,200	1,562,100
Lenovo Group Ltd. (China)	400,000	572,113
Lite-On Technology Corp. (Taiwan)	826,000	1,822,771
	Shares	Value

Common Stocks (continued)
Technology Hardware, Storage & Peripherals (cont’d.)
NetApp, Inc.	10,000	$726,700
Quanta Computer, Inc. (Taiwan)	112,000	386,225
Samsung Electronics Co. Ltd. (South Korea)	75,000	5,417,595
Seagate Technology PLC(a)	45,013	3,454,748
Western Digital Corp.	29,621	1,977,202
Xerox Holdings Corp.	3,634	88,197
		22,750,096
Textiles, Apparel & Luxury Goods — 0.6%
Carter’s, Inc.*	2,500	222,325
Formosa Taffeta Co. Ltd. (Taiwan)	248,000	268,336
Li Ning Co. Ltd. (China)	43,000	281,338
MC Group PCL (Thailand), NVDR	750,000	269,611
Movado Group, Inc.	10,000	284,500
Pandora A/S (Denmark)*	9,969	1,067,984
Stella International Holdings Ltd. (Hong Kong)	900,000	1,141,809
		3,535,903
Thrifts & Mortgage Finance — 0.3%
Kearny Financial Corp.	20,000	241,600
New York Community Bancorp, Inc.	4,073	51,401
Northwest Bancshares, Inc.	13,876	200,508
Sagen MI Canada, Inc. (Canada)	24,400	843,622
Waterstone Financial, Inc.	30,692	626,731
		1,963,862
Tobacco — 0.9%
Altria Group, Inc.	30,500	1,560,380
Imperial Brands PLC (United Kingdom)	19,163	395,954
ITC Ltd. (India)	107,718	323,542
Japan Tobacco, Inc. (Japan)	9,500	182,593
KT&G Corp. (South Korea)	9,963	717,275
Philip Morris International, Inc.	3,453	306,419
Scandinavian Tobacco Group A/S (Denmark), 144A	56,209	1,079,886
Vector Group Ltd.	51,473	718,048
		5,284,097
Trading Companies & Distributors — 1.0%
Applied Industrial Technologies, Inc.	2,310	210,603
ITOCHU Corp. (Japan)	50,000	1,623,058
Marubeni Corp. (Japan)	31,200	260,088
McGrath RentCorp	3,157	254,612
MSC Industrial Direct Co., Inc. (Class A Stock)	16,637	1,500,491
Sumitomo Corp. (Japan)	26,500	378,219
Systemax, Inc.	17,968	738,844
Watsco, Inc.(a)	5,100	1,329,825
		6,295,740
Transportation Infrastructure — 0.2%
Enav SpA (Italy), 144A	200,000	967,588

A8

AST FRANKLIN 85/15 DIVERSIFIED ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
	Shares	Value

Common Stocks (continued)
Transportation Infrastructure (cont’d.)
Yuexiu Transport Infrastructure Ltd. (China)	490,000	$309,892
		1,277,480
Wireless Telecommunication Services — 0.9%
Globe Telecom, Inc. (Philippines)	5,735	222,702
KDDI Corp. (Japan)	31,400	963,602
Orange Belgium SA (Belgium)	50,000	1,345,300
Shenandoah Telecommunications Co.	14,500	707,745
SoftBank Corp. (Japan)	124,500	1,620,783
Telephone & Data Systems, Inc.	10,410	239,014
Total Access Communication PCL (Thailand)	150,000	157,873
		5,257,019

Total Common Stocks (cost $352,731,020)		455,290,056
Preferred Stocks — 0.0%
Oil, Gas & Consumable Fuels
Surgutneftegas PJSC (Russia) (PRFC)	362,600	201,503
Transneft PJSC (Russia) (PRFC)	34	65,874

Total Preferred Stocks (cost $295,154)		267,377

Total Long-Term Investments (cost $433,304,587)		539,673,946
Short-Term Investments — 13.4%
Affiliated Mutual Funds — 13.3%
PGIM Core Ultra Short Bond Fund(wd)	58,074,671	58,074,671
PGIM Institutional Money Market Fund (cost $22,206,685; includes $22,204,298 of cash collateral for securities on loan)(b)(wd)	22,216,652	22,205,543

Total Affiliated Mutual Funds (cost $80,281,356)		80,280,214
Unaffiliated Fund — 0.1%
Fidelity Investments Money Market Funds - Treasury Only Portfolio, (Institutional Shares)	738,549	738,549
(cost $738,549)

Total Short-Term Investments (cost $81,019,905)		81,018,763

TOTAL INVESTMENTS—102.9% (cost $514,324,492)		620,692,709

Liabilities in excess of other assets(z) — (2.9)%		(17,604,224)

Net Assets — 100.0%		$603,088,485

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:
144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
LP	Limited Partnership
MLP	Master Limited Partnership
NVDR	Non-voting Depositary Receipt
PJSC	Public Joint-Stock Company
PRFC	Preference Shares
REITs	Real Estate Investment Trust
S&P	Standard & Poor’s
XNGS	London Stock Exchange
XTSE	Toronto Stock Exchange

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $22,057,076; cash collateral of $22,204,298 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Portfolio may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(wd)	PGIM Investments LLC, the manager of the Portfolio, also serves as the manager/co-manager of the underlying portfolios in which the Portfolio invests.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

A9

AST FRANKLIN 85/15 DIVERSIFIED ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
Futures contracts outstanding at March 31, 2021:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Position:
294	S&P 500 E-Mini Index	Jun. 2021	$58,320,780	$584,693
Other information regarding the Portfolio is available in the Portfolio’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
A10